WESMARK FUNDS

WesMark Small Company Growth Fund (WMKSX)

WesMark Growth Fund (WMKGX)

WesMark Balanced Fund (WMBLX)

WesMark Government Bond Fund (WMBDX)

WesMark West Virginia Municipal Bond Fund (WMKMX)

SUPPLEMENT DATED NOVEMBER 17, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 27, 2015

Effective immediately, the following information replaces the Assistant Secretary portion of the information found in the section titled “MANAGEMENT OF THE FUNDS—OFFICERS” on page 27 of the WesMark Funds’ Statement of Additional Information dated February 27, 2015:

Name Age Address	Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
Sareena Khwaja-Dixon Age: 35 1290 Broadway, Suite 1100 Denver, CO 80203	ASSISTANT SECRETARY Began serving: November 2015	Principal Occupation: Vice President, Senior Counsel, ALPS Fund Services, Inc. Previous Positions: Senior Paralegal/Paralegal, Russell Investments, March 2011-July 2015.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE